Spectrum Income Fund
SUMMARY Spectrum Income Fund
Investment Objective
The fund seeks a high level of current income with moderate share price fluctuation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Spectrum Income Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Spectrum Income Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.69%
Total annual fund operating expenses	[1]	0.69%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Spectrum Income Fund	70	221	384	859

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 14.3% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund broadly diversifies its assets among a set of T. Rowe Price mutual funds representing specific market segments. The fund, which normally invests in a variety of domestic and international bond funds, a money market fund, and an income-oriented stock fund, seeks to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments over time.

The fund can invest in funds holding high-quality domestic and foreign bonds, high-yield bonds (“junk” bonds), short- and long-term securities, and dividend-paying stocks.

Within the ranges shown in the following table, the portfolio manager decides how much of the fund’s assets to allocate to underlying fund investments based on the outlook for, and on the relative valuations of, the underlying funds and the various markets in which they invest.

Asset Allocation Ranges for Underlying Funds
Spectrum Income Fund	Investment Range
Corporate Income	0-10%
Emerging Markets Bond	0-20
Equity Income	5-25
GNMA	5-20
High Yield	10-25
International Bond	0-20
New Income	10-30
Short-Term Bond	0-15
Summit Cash Reserves	0-25
U.S. Treasury Long-Term	0-15

The fund may sell shares of the underlying funds for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

Interest rate risk A rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Credit risk An issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield. The fund is exposed to greater credit risk to the extent it invests in underlying funds that hold high yield bonds. Issuers of high yield bonds are usually not as strong financially and the securities they issue carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.

International investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. International securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social, or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, international investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S.

Emerging markets risk The risks of international investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in international developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Dividend-paying stock risk To the extent the fund invests in an underlying fund that focuses on stocks, it is exposed to greater volatility and the risk of stock market declines that could cause the fund to underperform bond funds with similar objectives. Stocks of established companies paying high dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates could cause a company to reduce or eliminate its dividend.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Spectrum Income Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	9.91%
Worst Quarter	12/31/08	-5.40%

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2013
Average Annual Total Returns	1 Year	5 Years	10 Years
Spectrum Income Fund	3.02%	9.29%	6.01%
Spectrum Income Fund Returns after taxes on distributions	1.26%	7.59%	4.29%
Spectrum Income Fund Returns after taxes on distributions and sale of fund shares	2.07%	6.71%	4.11%
Spectrum Income Fund Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.55%
Spectrum Income Fund Lipper Multi-Sector Income Funds Average	1.70%	10.77%	5.78%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.